Basis of preparation and changes to the Group's accounting policies - Impact of adopting IFRS 16 on the statement of financial position (Details) - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Assets
Property and equipment (right-of-use assets)	₽ 2,708	₽ 1,074
Deferred tax assets	239	157
Total assets	70,456	73,023
Liabilities
Long-term portion of lease liabilities	1,016
Short-term portion of lease liabilities	322
Trade and other payables	20,962	27,499
Net impact on equity, Including	27,940	25,706	₽ 24,537	₽ 21,157
Retained earnings	₽ 11,113	9,091
Increase (decrease) due to application of IFRS 16
Assets
Property and equipment (right-of-use assets)		1,082
Deferred tax assets		(29)
Total assets		1,053
Liabilities
Long-term portion of lease liabilities		704
Short-term portion of lease liabilities		364
Trade and other payables		(132)
Total liabilities		936
Net impact on equity, Including		117
Retained earnings		₽ 117